Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income tax benefit at U.S. federal statutory rate			21.00%		21.00%	21.00%
Deferred:
Federal						$ (293)
State						(76)
Foreign					$ 28	(54)
Deferred income tax benefit			$ 1	$ (1)	28	(423)
Current:
Federal						30
State					7	9
Foreign					17	4
Total income tax benefit, net	$ 15	$ 4	$ 28	$ 18	$ 52	$ (380)